Fair Value of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 4,416,934.2	$ 58,217.1	₨ 4,241,981.6
Fair Value	4,388,563.1	57,843.2	4,275,449.9
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	578,922.3	7,630.5	534,227.1
Fair Value	583,020.2	$ 7,684.5	547,276.9
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	577,377.0		524,448.4
Fair Value	581,551.5		537,472.8
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Preference shares
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	77.1
Fair Value	0.5
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,468.2		9,778.7
Fair Value	₨ 1,468.2		₨ 9,804.1